FINANCE LEASES - Narrative (Details)	3 Months Ended	6 Months Ended		12 Months Ended	36 Months Ended
	Sep. 30, 2015 USD ($)	Jun. 30, 2022 USD ($) vessel	Jun. 30, 2021 USD ($)	Dec. 31, 2015 USD ($) vessel	Jun. 30, 2025 USD ($)	Dec. 31, 2021 vessel
Lessee, Lease, Description [Line Items]
Number of vessels under finance lease | vessel		7				7
Variable lease expense		$ 900,000	$ 1,200,000
Finance lease ROU impairment		$ 0
Weighted average discount rate (percent)		6.30%				6.30%
Weighted average lease term		6 years 1 month 6 days				6 years 7 months 6 days
SFL
Lessee, Lease, Description [Line Items]
Number of vessels reclassified as finance leases | vessel		7
Number of vessels sold and leased back | vessel		1
Daily time charter rate		$ 19,135
Variable interest rate level				0.10%
Number of vessels sold and leased back | vessel		8
Purchase option net of sellers credit		$ 112,000,000
Charter term, extension		3 years
Daily charter rate, extension		$ 14,900
Variable lease expense		$ 900,000	1,200,000
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel		8		8
Daily time charter rate	$ 14,900			$ 14,900
Daily operating expenses rate				$ 7,000
Profit share percentage (percent)				33.00%
Base LIBOR rate (percent)		0.40%
Daily time charter rate, adjusted				$ 50
Charter term, contractual				7 years
Daily time charter rate, adjusted				$ 25
Charter term, contractual				3 years
Profit share		$ 1,500,000	$ 1,200,000
Number of vessels sold and leased back | vessel		8
Purchase option net of sellers credit	$ 112,000,000			$ 112,000,000
Purchase option timing from lease inception				10 years
Charter term, extension				3 years
Daily charter rate, extension				$ 14,900
Total minimum lease period				13 years
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum | Charter Hire Expenses
Lessee, Lease, Description [Line Items]
Finance leases average daily rate		$ 19,230
SFL | Forecast | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Daily time charter rate					$ 16,435